DOCUMENT AND ENTITY INFORMATION	12 Months Ended
Dec. 31, 2011
Entity Registrant Name	Xinyuan Real Estate Co., Ltd.
Entity Central Index Key	0001398453
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Trading Symbol	xin
Entity Common Stock, Shares Outstanding	145,863,676
Document Type	20-F
Amendment Flag	true
Document Period End Date	Dec. 31, 2011
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2011
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Amendment Description	This Amendment is being filed to incorporate the updated XBRL files.